LONG-TERM BORROWINGS DUE TO RELATED PARTY - Due to related party (Details) - Related Party [Member]	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Long-term borrowing from a Founder, monthly payments of 126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	$ 1,307,305	¥ 8,977,001	¥ 9,663,729
Less: current portion	(113,706)	(780,797)	(719,895)
Total long-term borrowings due to related party	$ 1,193,599	¥ 8,196,204	¥ 8,943,834